Subsidiary Preferred Shares (Tables)	6 Months Ended
Jun. 30, 2024
Subsidiary Preferred Shares [Abstract]
Schedule of Subsidiary Preferred Share Balances
The fair value of all subsidiary preferred shares as of June 30, 2024 and December 31, 2023, is as follows:

	2024 $	2023 $
As of June 30, 2024 and December 31, 2023
Entrega	169	169
Seaport	69,713	—
Total subsidiary preferred share balance	69,882	169

Schedule of Subsidiary Preferred Shares, Minimum Liquidation Preference
As of June 30, 2024 and December 31, 2023, the minimum liquidation preference reflecting the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, is as follows:

	2024 $	2023 $
As of June 30, 2024 and December 31, 2023
Entrega	2,216	2,216
Follica	6,405	6,405
Seaport	68,100	—
Total minimum liquidation preference	76,721	8,621

Schedule of Changes in the Value of Subsidiary Preferred Shares
For the six months ended June 30, 2024, the Group recognized the following changes in the value of subsidiary preferred shares:

Subsidiary Preferred Shares $

Balance as of December 31 2023	169
Issuance of new preferred shares	68,100
Increase/(decrease) in value of preferred shares measured at fair value*	1,613
Balance as of June 30	69,882
* The changes in fair value of preferred shares are included in total finance income/(costs) – fair value accounting in the Condensed Consolidated Statement of Comprehensive Income/(Loss).